SCHEDULE OF INVESTMENTS (Details)	9 Months Ended
Sep. 30, 2024 CAD ($)
Disclosure of detailed information about investment property [abstract]
Beginning balance	$ 189,403
Change in fair value	(175,117)
Ending balance	$ 14,286